Contingent liabilities, contractual commitments, and guarantees	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments, and guarantees

32	Contingent liabilities, contractual commitments and guarantees

	HSBC		HSBC Holdings[1]
	2017	2016	2017	2016
	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees and similar contracts	38,328	37,072	7,778	7,619
– other guarantees	51,434	44,394	—	—
– other contingent liabilities	616	553	—	—
At 31 Dec	90,378	82,019	7,778	7,619
Commitments:
– documentary credits and short-term trade-related transactions	8,776	9,190	—	—
– forward asset purchases and forward deposits placed	4,295	5,386	—	—
– standby facilities, credit lines and other commitments to lend	672,518	641,267	—	—
At 31 Dec	685,589	655,843	—	—

1	Guarantees by HSBC Holdings are all in favour of other Group entities.
The above table discloses the nominal principal amounts, which represents the maximum amounts at risk should the contracts be fully drawn upon and clients default. As a significant portion of guarantees and commitments is expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements.
Approximately half the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 26 and 34.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) has provided compensation to consumers following the collapse of a number of deposit takers. The compensation paid out to consumers is currently funded through loans from HM Treasury, which at 31 December 2017 stood at approximately $6.3bn (£4.7bn). The Group could be liable to pay a proportion of the outstanding amount that the FSCS has borrowed from HM Treasury. The ultimate FSCS levy to the industry as a result of the collapses cannot currently be estimated reliably, as it is dependent on various uncertain factors, including the potential recoveries of assets by the FSCS and changes in the level of protected deposits and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities amounted to $38.8bn at 31 December 2017 (2016: $35.3bn). No matters arose where HSBC was severally liable.